Trade, other receivables and tax receivables - receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Dealer financing	€ 1,538	€ 2,317
Retail financing	512	613
Finance leases	6	3
Other	360	222
Receivables from financing activities	€ 2,416	€ 3,155